Note 6 - Party-in-interest Transactions (Details Textual) - EBP 94-2156203 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 25,168	$ 26,799
EBP, Employer, Common Stock [Member]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	522,599	511,149
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	946,096	830,163
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	1,213,675	1,050,733
EBP, Employer, Common Stock [Member] | EBP, Trustee [Member]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 29,081	$ 29,612